Segment Information - Summary of Operating Results by Geographical Areas (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Turnover		€ 50,724	€ 51,980	€ 50,982
Non-current assets	[1]	46,430	43,744	42,111
Country of Domicile [Member]
Disclosure of geographical areas [line items]
Turnover		2,391	2,306	2,385
Non-current assets	[1]	3,587	3,891	3,160
United States [member]
Disclosure of geographical areas [line items]
Turnover		9,363	8,702	8,305
Non-current assets	[1]	12,946	13,326	12,471
India [Member]
Disclosure of geographical areas [line items]
Turnover		4,993	4,964	4,565
Non-current assets	[1]	6,264	1,137	1,080
Others [Member]
Disclosure of geographical areas [line items]
Turnover	[2]	33,977	36,009	35,727
Non-current assets	[1],[2]	€ 23,633	€ 25,391	€ 25,400

[1]	For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.
[2]	Includes the Netherlands that was presented as country of domicile in prior years.